Annual Total Returns- Alger Small Cap Growth Portfolio (Class I2) [BarChart] - Class I2 - Alger Small Cap Growth Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.18%)	12.50%	34.26%	0.44%	(3.32%)	6.24%	28.73%	1.44%	29.34%	67.15%